SEGMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Segment Disclosures [Abstract]
Disclosure of detailed information about entity reportable segments, assets and liabilities [Table Text Block]
		December 31, 2019
	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total

Cash and cash equivalents	$13,065	$855	$7,372	$1,700	$23	$353	$23,368
Other Investments	69	-	-	-	-	-	69
Accounts receivables	1,068	2,568	4,574	6,999	2,922	4,819	22,950
Inventories	-	-	7,441	2,426	1,628	2,094	13,589
Prepaid expenses	905	1,029	619	572	152	25	3,302
Non-current deposits	76	-	305	151	74	-	606
Non-current IVA receivable	-	355	824	-	869	-	2,048
Deferred income tax asset	-	-	2,837	4,299	-	-	7,136
Intangible assets	28	160	269	224	157	137	975
Right-of-use leased assets	745			175		417	1,337
Mineral property, plant and equipment	380	13,064	34,006	19,757	4,020	17,106	88,333
Total assets	$16,336	$18,031	$58,247	$36,303	$9,845	$24,951	$163,713

Accounts payable and accrued liabilities	$6,729	$855	$7,079	$2,872	$837	$1,403	$19,775
Income taxes payable	368	-	696	840	43	-	1,947
Loans payable	774	-	2,058	6,043			8,875
Lease obligations	1,050	-	-	188	-	-	1,238
Provision for reclamation and rehabilitation	-	-	2,182	1,848	4,249	124	8,403
Deferred income tax liability	-	-	-	513	-	169	682
Total liabilities	$8,921	$855	$12,015	$12,304	$5,129	$1,696	$40,920

		December 31, 2018
	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total

Cash and cash equivalents	$14,477	$765	$3,947	$4,776	$8,863	$548	$33,376
Other Investments	88	-	-	-	-	-	88
Accounts receivables	176	1,924	9,386	2,760	8,996	3,705	26,947
Inventories	-	-	6,310	3,736	2,939	1,909	14,894
Prepaid expenses	1,666	75	706	26	129	102	2,704
Non-current deposits	76	-	308	151	74	505	1,114
Deferred income tax asset	-	-	6,782	1,549	816	-	9,147
Mineral property, plant and equipment	573	11,791	34,933	9,348	11,323	20,809	88,777
Total assets	$17,056	$14,555	$62,372	$22,346	$33,140	$27,578	$177,047

Accounts payable and accrued liabilities	$6,045	$287	$5,528	$1,872	$4,347	$1,391	$19,470
Income taxes payable	1,028	-	926	878	1,218	-	4,050
Deferred lease inducement	217	-	-	-	-	-	217
Provision for reclamation and rehabilitation	-	-	2,128	1,805	4,148	114	8,195
Deferred income tax liability	-	-	-	36	-	299	335
Total liabilities	$7,290	$287	$8,582	$4,591	$9,713	$1,804	$32,267

Disclosure of detailed information about entity reportable segments, income and expenditures [Table Text Block]
	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total
	Year ended December 31, 2019
Silver revenue	$-	$-	$36,062	$10,707	$17,542	$1,743	$66,054
Gold revenue	-	-	8,638	21,703	14,740	10,589	$55,670
Total revenue	$-	$-	$44,700	$32,410	$32,282	$12,332	$121,724

Salaries, wages and benefits:
mining	$-	$-	$7,331	$4,871	$5,945	$468	$18,615
processing	-	-	1,764	1,151	1,301	566	4,782
administrative	-	-	2,871	1,993	2,254	1,073	8,191
stock based compensation	-	-	49	49	49	48	195
change in inventory	-	-	(318)	414	192	53	341
Total salaries, wages and benefits	-	-	11,697	8,478	9,741	2,208	32,124

Direct costs:
mining	-	-	20,649	9,715	9,873	4,857	45,094
processing	-	-	7,843	5,365	4,851	2,176	20,235
administrative	-	-	2,699	1,308	2,402	672	7,081
change in inventory	-	-	(861)	906	309	92	446
Total direct production costs	-	-	30,330	17,294	17,435	7,797	72,856

Depreciation and depletion:
depreciation and depletion	-	-	13,869	3,609	6,960	6,835	31,273
change in inventory	-	-	227	22	186	(213)	222
Total depreciation and depletion	-	-	14,096	3,631	7,146	6,622	31,495

Royalties	-	-	1,410	181	152	291	2,034
Write down of inventory to NRV	-	-	-	-	-	576	576

Total cost of sales	$-	$-	$57,533	$29,584	$34,474	$17,494	$139,085

Severance costs	-	-	-	-	4,589	-	4,589

Earnings (loss) before taxes	$(10,053)	$(12,001)	$(12,833)	$2,826	$(6,781)	$(5,162)	$(44,004)

Current income tax expense (recovery)	-	-	551	1,879	135	137	2,702
Deferred income tax expense (recovery)	-	-	3,779	(3,170)	881	(130)	1,360
Total income tax expense (recovery)	-	-	4,330	(1,291)	1,016	7	4,062

Net earnings (loss)	$(10,053)	$(12,001)	$(17,163)	$4,117	$(7,797)	$(5,169)	$(48,066)

	Corporate	Exploration	Guanaceví	Bolanitos	El Cubo	El Compas	Total
	Year ended December 31, 2018
Silver revenue	$-	$-	$32,267	$14,310	$38,903	$-	$85,480
Gold revenue	-	-	6,962	25,495	32,572	-	65,029
Total revenue	$-	$-	$39,229	$39,805	$71,475	$-	$150,509

Salaries, wages and benefits:
mining	$-	$-	$5,382	$5,102	$9,309	$-	$19,793
processing	-	-	1,644	1,065	2,201	-	4,910
administrative	-	-	2,580	2,360	3,116	-	8,056
stock based compensation	-	-	(31)	(31)	(31)	-	(93)
change in inventory	-	-	662	(383)	(42)	-	237
Total salaries, wages and benefits	-	-	10,237	8,113	14,553	-	32,903

Direct costs:
mining	-	-	20,332	10,716	13,197	-	44,245
processing	-	-	6,783	6,590	8,211	-	21,584
administrative	-	-	1,886	1,670	2,336	-	5,892
change in inventory	-	-	1,021	(815)	80	-	286
Total direct production costs	-	-	30,022	18,161	23,824	-	72,007

Depreciation and depletion:
depreciation and depletion	-	-	22,352	931	14,609	-	37,892
change in inventory	-	-	765	(70)	(175)	-	520
Total depreciation and depletion	-	-	23,117	861	14,434	-	38,412

Royalties	-	-	1,123	190	340	-	1,653
Write down of inventory to NRV	-	-	2,026	-	-	-	2,026

Total cost of sales	$-	$-	$66,525	$27,325	$53,151	$-	$147,001

Earnings (loss) before taxes	$(8,079)	$(12,258)	$(27,296)	$12,480	$18,324	$(882)	$(17,711)

Current income tax expense (recovery)	-	-	642	2,507	1,328	-	4,477
Deferred income tax expense (recovery)	-	-	(7,475)	(1,530)	(1,043)	299	(9,749)
Total income tax expense (recovery)	-	-	(6,833)	977	285	299	(5,272)

Net earnings (loss)	$(8,079)	$(12,258)	$(20,463)	$11,503	$18,039	$(1,181)	$(12,439)